Restatement	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
2.	Restatement

Subsequent to the issuance of our 2016 Annual Report, the Company identified an error in its 2016 annual consolidated financial statements related to income taxes. Income tax expense for the year ended December 31, 2016 was understated by $393,735 and net income was overstated by the same amount because the income tax benefit from the prepaid captive insurance premium was overstated. A portion of the tax benefit from this transaction should have been deferred until 2017. The Company has concluded that this error is material to the consolidated financial statements for the year ended December 31, 2016.

The Consolidated Balance Sheet, Consolidated Statement of Operations, Consolidated Statement of Comprehensive Income, Consolidated Statement of Stockholders’ Equity, and Consolidated Statement of Cash Flows, Notes 14, 15, 16, and 17 in these financial statements were updated to reflect the restatement.

Impacted Consolidated Balance Sheet Accounts as of December 31, 2016:

	As previously	Restatement
	reported	adjustments	As restated

Cash and due from banks	$13,504,081	$(1,169,723)	$12,334,358
Cash and cash equivalents	14,482,638	(1,169,723)	13,312,915
Deferred income taxes	1,420,891	(391,872)	1,029,019
Other assets	1,356,982	1,167,860	2,524,842
Total assets	380,225,094	(393,735)	379,831,359
Retained earnings	13,106,834	(393,735)	12,713,099
Total stockholders' equity	39,406,012	(393,735)	39,012,277
Total liabilities and stockholders' equity	380,225,094	(393,735)	379,831,359

Impacted Consolidated Statements of Income Accounts for the year ended December 31, 2016:

	As previously	Restatement
	reported	adjustments	As restated

Income taxes	$1,633,085	$393,735	$2,026,820
Net income	4,302,864	(393,735)	3,909,129
Earnings per share - basic and diluted	2.60	(0.23)	2.37

Impacted Consolidated Statements of Cash Flows for the year ended December 31, 2016:

	As previously	Restatement
	reported	adjustments	As restated

Cash paid to suppliers and employees	$(8,272,117)	$(1,169,723)	$(9,441,840)
Cash provided by operating activities	3,608,405	(1,169,723)	2,438,682
Net increase in cash and cash equivalents	(5,710,201)	(1,169,723)	(6,879,924)
Cash and cash equivalents at the end of period	14,482,638	(1,169,723)	13,312,915
Net income	4,302,864	(393,735)	3,909,129
Deferred income taxes	(84,719)	391,872	307,153
Other assets	(397,920)	(1,167,860)	(1,565,780)

The Consolidated Statements of Comprehensive Income and Changes in Stockholders’ Equity were corrected for the $393,735 decrease in net income.